Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segments and Related Information [Abstract]
Schedule of segment reporting information, by segment
The Mortgage Banking segment provides residential mortgage loans for the purpose of sale on the secondary market. Mortgage banking products and services are provided by offices in: Wisconsin, Arizona, Florida, Idaho, Illinois, Indiana, Iowa, Maryland, Minnesota, Ohio and Pennsylvania.

	Three months ended June 30, 2013
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$9,724	73	124	9,921
Provision for loan losses	1,200	-	-	1,200
Net interest income after provision for loan losses	8,524	73	124	8,721

Noninterest income	811	25,974	(78)	26,707

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,577	16,434	(67)	19,944
Occupancy, office furniture and equipment	765	1,163	(66)	1,862
FDIC insurance premiums	380	-	-	380
Real estate owned	12	-	-	12
Other	1,107	4,057	85	5,249
Total noninterest expenses	5,841	21,654	(48)	27,447
Income before income taxes	3,494	4,393	94	7,981
Income tax expense	1,245	1,759	50	3,054
Net income	$2,249	2,634	44	4,927

Total Assets	$1,545,771	156,019	(68,914)	1,632,876

	Three months ended June 30, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$10,335	168	125	10,628
Provision for loan losses	1,500	(75)	-	1,425
Net interest income after provision for loan losses	8,835	243	125	9,203

Noninterest income	670	22,582	-	23,252

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,086	12,052	(173)	14,965
Occupancy, office furniture and equipment	758	930	-	1,688
FDIC insurance premiums	873	-	-	873
Real estate owned	2,838	-	-	2,838
Other	1,322	4,462	88	5,872
Total noninterest expenses	8,877	17,444	(85)	26,236
Income before income taxes (benefit)	628	5,381	210	6,219
Income tax expense (benefit)	(2,313)	2,159	195	41
Net income	$2,941	3,222	15	6,178

Total Assets	$1,611,757	137,374	(67,950)	1,681,181

	Six months ended June 30, 2013
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$19,660	159	248	20,067
Provision for loan losses	2,900	60	-	2,960
Net interest income after provision for loan losses	16,760	99	248	17,107

Noninterest income	1,450	48,380	(90)	49,740

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	6,868	29,704	(146)	36,426
Occupancy, office furniture and equipment	1,598,000	2,246	(66)	3,778
FDIC insurance premiums	1,053	-	-	1,053
Real estate owned	153	-	-	153
Other	2,066	7,714	128	9,908
Total noninterest expenses	11,738	39,664	(84)	51,318
Income before income taxes	6,472	8,815	242	15,529
Income tax expense	2,361	3,541	75	5,977
Net income	$4,111	5,274	167	9,552

	Six months ended June 30, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$20,582	223	250	21,055
Provision for loan losses	5,100	-	-	5,100
Net interest income after provision for loan losses	15,482	223	250	15,955

Noninterest income	1,444	36,809	-	38,253

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	6,213	19,779	(390)	25,602
Occupancy, office furniture and equipment	1,548	1,861	-	3,409
FDIC insurance premiums	1,814	-	-	1,814
Real estate owned	4,273	-	-	4,273
Other	2,540	7,959	154	10,653
Total noninterest expenses	16,388	29,599	(236)	45,751
Income before income taxes (benefit)	538	7,433	486	8,457
Income tax expense (benefit)	(3,107)	2,983	195	71
Net income	$3,645	4,450	291	8,386

The Mortgage Banking segment provides residential mortgage loans for the purpose of sale on the secondary market.  Mortgage banking products and services are provided by offices in: Wisconsin, Arizona, Florida, Idaho, Indiana, Illinois, Iowa, Maryland, Minnesota, Ohio and Pennsylvania.

	As of or for the Year ended December 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$40,973	470	502	41,945
Provision for loan losses	8,250	50	-	8,300
Net interest income after provision for loan losses	32,723	420	502	33,645

Noninterest income	3,259	87,944	-	91,203

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,424	50,748	(665)	63,507
Occupancy, office furniture and equipment	3,112	3,856	-	6,968
FDIC insurance premiums	3,390	-	-	3,390
Real estate owned	8,746	-	-	8,746
Other	4,728	14,517	282	19,527
Total noninterest expenses	33,400	69,121	(383)	102,138
Income before income taxes (benefit)	2,582	19,243	885	22,710
Income taxes (benefit)	(19,347)	7,724	(581)	(12,204)
Net income	$21,929	11,519	1,466	34,914

Total Assets	$1,589,314	147,699	(75,937)	1,661,076

	As of or for the Year ended December 31, 2011
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$45,611	406	499	46,516
Provision for loan losses	21,960	117	-	22,077
Net interest income after provision for loan losses	23,651	289	499	24,439

Noninterest income	2,431	40,798	-	43,229

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,006	26,929	(776)	39,159
Occupancy, office furniture and equipment	3,262	3,226	-	6,488
FDIC insurance premiums	3,814	-	-	3,814
Real estate owned	12,140	-	-	12,140
Other	4,598	7,883	497	12,978
Total noninterest expenses	36,820	38,038	(279)	74,579
Income (loss) before income taxes (benefit)	(10,738)	3,049	778	(6,911)
Income taxes (benefit)	(833)	1,395	-	562
Net income (loss)	$(9,905)	1,654	778	(7,473)

Total Assets	$1,669,231	100,177	(56,557)	1,712,851

	As of or for the Year ended December 31, 2010
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$48,521	641	502	49,664
Provision for loan losses	25,553	279	-	25,832
Net interest income after provision for loan losses	22,968	362	502	23,832

Noninterest income	3,295	35,698	-	38,993

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,600	23,478	(755)	36,323
Occupancy, office furniture and equipment	3,313	2,449	-	5,762
FDIC insurance premiums	4,353	-	-	4,353
Real estate owned	6,583	-	-	6,583
Other	5,251	6,034	321	11,606
Total noninterest expenses	33,100	31,961	(434)	64,627
Income (loss) before income taxes (benefit)	(6,837)	4,099	936	(1,802)
Income taxes (benefit)	(1,554)	1,606	-	52
Net income (loss)	$(5,283)	2,493	936	(1,854)

Total Assets	$1,770,912	108,928	(70,874)	1,808,966